Share Capital and Warrants - Issued and Outstanding - Common Shares (Details) - Common shares - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of Common Shares
Outstanding, Beginning of Year (in shares)	1,825,038	1,871,868
Issued Under Stock Option Plans (in shares)	1,090	5,049
Purchases of common shares under NCIB (in shares)	(60,537)	(55,861)
Issued Upon Exercise of Warrants (in shares)	738	3,982
Outstanding, End of Period (in shares)	1,766,329	1,825,038
Amount
Outstanding, Beginning of Year	$ 15,659	$ 16,031
Issued Under Stock Option Plans	15	68
Purchase of Common Shares Under NCIB	(519)	(479)
Issued Upon Exercise of Warrants	7	39
Outstanding, End of Period	$ 15,162	$ 15,659